Inventories (Tables)	12 Months Ended
Mar. 31, 2017
Inventories
Schedule of inventories

	March 31,
	2016	2017	2017
	RMB	RMB	US$

Current portion:
- Consumables and supplies	28,326	30,987	4,502

Non-current portion:
- Processing costs capitalized in donated umbilical cord blood	64,322	68,775	9,992

Total current and non-current inventories	92,648	99,762	14,494